First Trust Horizon Managed Volatility Small Mid ETF Annual Fund Operating Expenses - First Trust Horizon Managed Volatility Small Mid ETF - First Trust Horizon Managed Volatility Small/Mid ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%